Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000261750
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Defense Fund
Trading Symbol	WDEF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe Defense Fund (the "Fund") for the period of July 17, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Defense Fund	$10	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/17/25. Actual expenses are calculated using a 76/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 21,702,090
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,702,090 # of Portfolio Holdings33 Portfolio Turnover Rate13%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	97.5%
Information Technology	1.6%
Communication Services	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Thales SA	11.0%
Rheinmetall AG	10.5%
BAE Systems PLC	10.5%
Leonardo SpA	6.9%
Saab AB	6.1%
Hensoldt AG	4.8%
RENK Group AG	4.8%
Rolls-Royce Holdings PLC	4.4%
Safran SA	4.5%
Airbus SE	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000141114
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Quality Dividend Growth Fund
Trading Symbol	EUDG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[2]
AssetsNet	$ 80,736,855
Holdings Count | Holding	214
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$80,736,855 # of Portfolio Holdings214 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	22.8%
Health Care	17.8%
Consumer Staples	17.2%
Consumer Discretionary	15.1%
Information Technology	7.4%
Communication Services	5.8%
Energy	4.0%
Materials	3.9%
Financials	3.8%
Utilities	1.3%
Other Sectors	0.1%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Novartis AG	5.2%
Roche Holding AG	4.9%
Nestle SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.3%
BP PLC	3.4%
Deutsche Telekom AG	3.1%
Unilever PLC	2.9%
L'Oreal SA	2.8%
AstraZeneca PLC	2.7%
Industria de Diseno Textil SA	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033636
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe SmallCap Dividend Fund
Trading Symbol	DFE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$33	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%	[3]
AssetsNet	$ 179,836,054
Holdings Count | Holding	373
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$179,836,054 # of Portfolio Holdings373 Portfolio Turnover Rate7%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	25.9%
Financials	15.4%
Consumer Discretionary	14.5%
Materials	8.2%
Real Estate	6.5%
Communication Services	6.0%
Consumer Staples	5.2%
Information Technology	5.1%
Energy	5.1%
Health Care	3.3%
Other Sectors	3.6%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Plus500 Ltd.	1.7%
Lion Finance Group PLC	1.4%
BW LPG Ltd.	1.4%
Primary Health Properties PLC	1.4%
Bilfinger SE	1.3%
TBC Bank Group PLC	1.3%
Coface SA	1.2%
Valiant Holding AG	1.2%
Maire SpA	1.2%
Sonae SGPS SA	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033627
Shareholder Report [Line Items]
Fund Name	WisdomTree International AI Enhanced Value Fund
Trading Symbol	AIVI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[4]
AssetsNet	$ 57,106,876
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$57,106,876 # of Portfolio Holdings122 Portfolio Turnover Rate51%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	39.7%
Industrials	15.5%
Consumer Staples	10.3%
Materials	7.0%
Consumer Discretionary	6.8%
Energy	5.9%
Health Care	4.3%
Real Estate	3.2%
Utilities	3.1%
Communication Services	1.3%
Other Sectors	1.3%
Other Assets and Liabilities, Net	1.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Swedbank AB	3.3%
Oversea-Chinese Banking Corp. Ltd.	3.2%
TotalEnergies SE	3.1%
United Overseas Bank Ltd.	2.8%
Vinci SA	2.7%
British American Tobacco PLC	2.7%
BASF SE	2.5%
M&G PLC	2.5%
Imperial Brands PLC	2.4%
FinecoBank Banca Fineco SpA	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033626
Shareholder Report [Line Items]
Fund Name	WisdomTree International Equity Fund
Trading Symbol	DWM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[5]
AssetsNet	$ 600,418,760
Holdings Count | Holding	1,411
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$600,418,760 # of Portfolio Holdings1,411 Portfolio Turnover Rate4%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	24.1%
Industrials	17.9%
Consumer Discretionary	9.6%
Consumer Staples	8.9%
Health Care	6.9%
Utilities	6.6%
Materials	6.4%
Communication Services	6.1%
Energy	5.1%
Information Technology	4.1%
Other Sectors	3.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	2.7%
Novartis AG	1.6%
Intesa Sanpaolo SpA	1.3%
Banco Bilbao Vizcaya Argentaria SA	1.2%
British American Tobacco PLC	1.2%
Toyota Motor Corp.	1.2%
Allianz SE	1.1%
Enel SpA	1.0%
Shell PLC	1.0%
Banco Santander SA	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033633
Shareholder Report [Line Items]
Fund Name	WisdomTree International High Dividend Fund
Trading Symbol	DTH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[6]
AssetsNet	$ 490,105,291
Holdings Count | Holding	578
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$490,105,291 # of Portfolio Holdings578 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	29.8%
Industrials	13.2%
Utilities	12.0%
Energy	9.5%
Materials	7.5%
Communication Services	7.1%
Consumer Staples	7.0%
Consumer Discretionary	5.8%
Real Estate	4.4%
Other Sectors	3.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	4.9%
Intesa Sanpaolo SpA	2.3%
British American Tobacco PLC	2.2%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Allianz SE	1.9%
Shell PLC	1.8%
Enel SpA	1.8%
TotalEnergies SE	1.6%
Engie SA	1.5%
Iberdrola SA	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033622
Shareholder Report [Line Items]
Fund Name	WisdomTree International LargeCap Dividend Fund
Trading Symbol	DOL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International LargeCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International LargeCap Dividend Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[7]
AssetsNet	$ 668,401,893
Holdings Count | Holding	279
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$668,401,893 # of Portfolio Holdings279 Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	29.9%
Industrials	14.6%
Consumer Staples	9.5%
Health Care	8.5%
Consumer Discretionary	8.3%
Utilities	7.0%
Communication Services	6.2%
Materials	5.5%
Energy	5.4%
Information Technology	3.4%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	3.8%
Novartis AG	2.1%
Intesa Sanpaolo SpA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
British American Tobacco PLC	1.6%
Toyota Motor Corp.	1.6%
Allianz SE	1.6%
Shell PLC	1.4%
Enel SpA	1.3%
Banco Santander SA	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033623
Shareholder Report [Line Items]
Fund Name	WisdomTree International MidCap Dividend Fund
Trading Symbol	DIM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[8]
AssetsNet	$ 155,274,671
Holdings Count | Holding	591
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$155,274,671 # of Portfolio Holdings591 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	25.9%
Industrials	20.4%
Consumer Discretionary	9.0%
Real Estate	8.6%
Utilities	7.6%
Materials	6.1%
Communication Services	6.0%
Consumer Staples	5.5%
Energy	4.5%
Information Technology	3.2%
Other Sectors	2.5%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banca Monte dei Paschi di Siena SpA	1.1%
Banco BPM SpA	1.1%
BPER Banca SpA	1.0%
AIB Group PLC	1.0%
Repsol SA	0.9%
Singapore Airlines Ltd.	0.9%
Fortum OYJ	0.7%
Mapfre SA	0.7%
Koninklijke KPN NV	0.7%
Bank of Ireland Group PLC	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000202067
Shareholder Report [Line Items]
Fund Name	WisdomTree International Multifactor Fund
Trading Symbol	DWMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[9]
AssetsNet	$ 38,415,612
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$38,415,612 # of Portfolio Holdings202 Portfolio Turnover Rate58%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	22.7%
Industrials	16.5%
Consumer Staples	12.6%
Consumer Discretionary	8.7%
Utilities	8.4%
Health Care	8.3%
Communication Services	8.1%
Real Estate	5.2%
Information Technology	4.9%
Materials	3.0%
Other Sectors	0.8%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banque Cantonale Vaudoise	1.2%
Hannover Rueck SE	1.0%
Novartis AG	1.0%
Swisscom AG	0.9%
BKW AG	0.9%
Schindler Holding AG	0.9%
Pearson PLC	0.8%
Nestle SA	0.8%
Admiral Group PLC	0.8%
Talanx AG	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000166521
Shareholder Report [Line Items]
Fund Name	WisdomTree International Quality Dividend Growth Fund
Trading Symbol	IQDG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$24	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[10]
AssetsNet	$ 740,538,085
Holdings Count | Holding	256
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$740,538,085 # of Portfolio Holdings256 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	21.8%
Consumer Discretionary	17.0%
Information Technology	16.7%
Health Care	12.9%
Materials	7.4%
Energy	6.4%
Communication Services	6.2%
Financials	5.1%
Consumer Staples	4.9%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BP PLC	5.1%
Industria de Diseno Textil SA	4.2%
ASML Holding NV	3.8%
GSK PLC	3.7%
SAP SE	3.5%
UBS Group AG	3.1%
Nintendo Co. Ltd.	2.8%
Deutsche Post AG	2.7%
Airbus SE	2.4%
Imperial Brands PLC	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033624
Shareholder Report [Line Items]
Fund Name	WisdomTree International SmallCap Dividend Fund
Trading Symbol	DLS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$33	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%	[11]
AssetsNet	$ 1,033,666,481
Holdings Count | Holding	981
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,033,666,481 # of Portfolio Holdings981 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	25.3%
Financials	15.1%
Consumer Discretionary	13.7%
Materials	10.1%
Information Technology	8.0%
Consumer Staples	7.7%
Real Estate	6.1%
Communication Services	3.9%
Health Care	3.6%
Other Sectors	5.5%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Sydbank AS	1.0%
Harel Insurance Investments & Financial Services Ltd.	0.9%
Hoegh Autoliners ASA	0.6%
Cofinimmo SA	0.6%
Menora Mivtachim Holdings Ltd.	0.6%
Plus500 Ltd.	0.5%
Johnson Electric Holdings Ltd.	0.5%
Coface SA	0.5%
First Pacific Co. Ltd.	0.5%
TP ICAP Group PLC	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033620
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan SmallCap Dividend Fund
Trading Symbol	DFJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[12]
AssetsNet	$ 320,293,165
Holdings Count | Holding	760
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$320,293,165 # of Portfolio Holdings760 Portfolio Turnover Rate2%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.9%
Consumer Discretionary	17.9%
Materials	14.6%
Information Technology	11.2%
Financials	9.9%
Consumer Staples	8.9%
Health Care	3.7%
Real Estate	3.2%
Communication Services	1.7%
Other Sectors	2.8%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Toyo Tire Corp.	0.9%
Mitsui Kinzoku Co. Ltd.	0.6%
Toyoda Gosei Co. Ltd.	0.6%
Nippon Electric Glass Co. Ltd.	0.5%
Nippon Gas Co. Ltd.	0.5%
Itoham Yonekyu Holdings, Inc.	0.5%
EXEO Group, Inc.	0.5%
Kokuyo Co. Ltd.	0.5%
Sankyu, Inc.	0.5%
Hirogin Holdings, Inc.	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

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